Earnings (loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income attributable to Acorn International, Inc. from operations—basic and diluted	$ 31,127,184	$ 12,384,303	$ 3,438,370
—Continuing operations	32,364,168	15,858,809	10,347,437
—Discontinued operations	$ (1,236,984)	$ (3,474,506)	$ (6,909,067)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	52,546,325	65,836,869	75,600,700
Income (Loss) per ordinary share:
Basic and diluted	$ 0.60	$ 0.19	$ 0.05
—Continuing operations	0.62	0.24	0.14
—Discontinued operations	$ (0.02)	$ (0.05)	$ (0.09)